DEPOSITS FOR NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
DEPOSITS FOR NON-CURRENT ASSETS [Abstract]
Schedule of Deposits for Non-Current Assets
	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Deposits for purchases of property, plant and equipment*	297,040	668,698	97,258
Reserve for unrecoverable deposits	(30,860)	(30,860)	(4,488)
	266,180	637,838	92,770

*
The amount represented interest-free non-refundable partial payments to suppliers of medical equipment. The remaining contractual obligations associated with these purchase contracts are approximately
RMB
426,293
and RMB6
60,758
(US$
96,103
) as at December 31, 2017 and 2018 respectively, which are included in the amount disclosed as purchase commitments in note 26.

As at December31, 2017 and 2018, certain of the Group's deposits for non-current asset with a total net book value of nil and RMB13,800(US$2,007) were pledged for bank borrowings of nil and RMB10,731(US$1,561), respectively (note17).